Reserves - Final Dividend Proposed after the End of Reporting Year Payable to Equity Shareholders of the Company (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Final dividend proposed after the end of the reporting year of RMB0.05 per share (2018: RMB0.05 per share) (inclusive of applicable tax)	¥ 613	¥ 613